Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
Changes in the carrying amount of goodwill by reportable segment are as follows:

(Dollars in millions)	ASC	IMS	Total
Balance as of December 31, 2021	$652	$419	$1,071
Reclassification to assets held for sale	(117)	—	(117)
Acquisition adjustment	(2)		(2)
Balance as of June 30, 2022	533	419	952
Goodwill
Changes in the carrying amount of goodwill by reportable segment are as follows:

(Dollars in millions)	ASC	IMS	Total
Balance at January 1, 2020 (1)	$638	$419	$1,057
Acquisitions	—	—	—
Balance at December 31, 2020	638	419	1,057
Acquisitions	14	—	14
Balance at December 31, 2021	$652	$419	$1,071
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(1)Goodwill is reported net of $2,362 million, and $606 million of accumulated impairments as of January 2020 for the ASC and IMS segments, respectively.